Deferred taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 6,004,000
Beginning Balance	402,000
Ending Balance	2,338,000	$ 6,004,000
Ending Balance	185,000	402,000
Employee Profit Sharing [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	3,220,000	2,572,000	$ 3,042,000
(Charged)/credited to profit or loss	(560,000)	648,000	(470,000)
directly to equity / CTA	(715,000)
Ending Balance	1,945,000	3,220,000	2,572,000
Management Fee Provision [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	1,442,000	954,000	673,000
(Charged)/credited to profit or loss	(724,000)	488,000	281,000
directly to equity / CTA	(327,000)
Ending Balance	391,000	1,442,000	954,000
Taxable Goodwill [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	1,260,000	2,403,000	4,094,000
(Charged)/credited to profit or loss	(984,000)	(1,143,000)	(1,691)
directly to equity / CTA	(276,000)
Ending Balance		1,260,000	2,403,000
Impact of IFRS 16 [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	48,000
(Charged)/credited to profit or loss	(37,000)	48,000
directly to equity / CTA	(11,000)
Ending Balance		48,000
Other [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	34,000
(Charged)/credited to profit or loss	(37,000)	34,000
directly to equity / CTA	5,000
Ending Balance	2,000	34,000
Deferred Tax Assets [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	6,004,000	5,929,000	7,809,000
(Charged)/credited to profit or loss	(2,342,000)	75,000	(1,880)
directly to equity / CTA	(1,324,000)
Ending Balance	2,338,000	6,004,000	5,929,000
Initial application of IFRS 16 [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	365,000
(Charged)/credited to profit or loss	(98,000)	6,000
directly to equity / CTA	(82,000)	359,000
Ending Balance	185,000	365,000
Other [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	37,000	65,000	53,000
(Charged)/credited to profit or loss	1,000	(28,000)	12,000
directly to equity / CTA	(38,000)
Ending Balance	0	37,000	65,000
Deferred Tax Liabilities [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning Balance	402,000	65,000	53,000
(Charged)/credited to profit or loss	(97,000)	(22,000)	12,000
directly to equity / CTA	(120,000)	359,000
Ending Balance	$ 185,000	$ 402,000	$ 65,000